Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	Class A Common Shares [Member]	Series C Preferred Shares [Member]	Series D Preferred Shares [Member]	Series E Preferred Shares [Member]	Series F Preferred Shares [Member]	Series G Preferred Shares [Member]	Series H Preferred Shares [Member]	Common Shares [Member]	Common Shares [Member] Class A Common Shares [Member]	Preferred Shares [Member]	Preferred Shares [Member] Series F Preferred Shares [Member]	Preferred Shares [Member] Series G Preferred Shares [Member]	Preferred Shares [Member] Series H Preferred Shares [Member]	Treasury Shares [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Class A Common Shares [Member]	Additional Paid-in Capital [Member] Series C Preferred Shares [Member]	Additional Paid-in Capital [Member] Series F Preferred Shares [Member]	Additional Paid-in Capital [Member] Series G Preferred Shares [Member]	Additional Paid-in Capital [Member] Series H Preferred Shares [Member]	Deficit [Member]	Deficit [Member] Series C Preferred Shares [Member]	Accumulated Other Comprehensive Loss [Member]
Balance at Dec. 31, 2014	$ 1,745,224								$ 967		$ 242				$ (379)	$ 2,238,872						$ (459,161)		$ (35,317)
Balance, shares at Dec. 31, 2014		96,662,928	13,665,531	5,105,000	5,400,000
Net earnings (loss)	199,391																					199,391
Other comprehensive income	4,397																							4,397
Dividends on Class A common shares	(144,553)																					(144,553)
Dividends on preferred shares	(53,655)																					(53,655)
Amortization of Series C preferred share issuance costs																		$ 1,310					$ (1,310)
Shares issued through dividend reinvestment program	38,862								21							38,841
Shares issued through dividend reinvestment program, shares		2,138,653
Share-based compensation expense (note 15)
Restricted Class A common shares, phantom share units, stock appreciation rights, restricted stock units and performance stock units	3,928								2							3,926
Restricted Class A common shares, phantom share units, stock appreciation rights, restricted stock units and performance stock units, shares		229,254
Other share-based compensation	8,754								5							9,786						(1,037)
Other share-based compensation, shares		537,758
Common shares repurchased, including related expenses	(13,885)								(9)							(13,876)
Common stock repurchased including related expenses, shares		(944,524)
Preferred shares repurchased, including related expenses	(12,303)										(5)					(12,198)						(100)
Preferred shares repurchased, including related expenses, shares			(343,757)	(123,971)	(29,400)
Treasury shares, value	23														23
Treasury shares		(1,909)
Balance at Dec. 31, 2015	1,776,183								986		237				(356)	2,266,661						(460,425)		(30,920)
Balance, shares at Dec. 31, 2015		98,622,160	13,321,774	4,981,029	5,370,600
Net earnings (loss)	(139,039)																					(139,039)
Other comprehensive income	4,373																							4,373
Shares issued, value		$ 99,525				$ 140,000	$ 194,544	$ 225,000		$ 68		$ 56	$ 78	$ 90			$ 99,457		$ 139,944	$ 194,466	$ 224,910
Shares issued, shares		6,770,408				5,600,000	7,800,000	9,000,000
Fees and expenses in connection with issuance of common and preferred shares	(21,797)															(21,797)
Dividends on Class A common shares	(152,915)																					(152,915)
Dividends on preferred shares	(53,630)																					(53,630)
Amortization of Series C preferred share issuance costs																		$ 116					$ (116)
Shares issued through dividend reinvestment program	4,359								3							4,356
Shares issued through dividend reinvestment program, shares		286,009
Share-based compensation expense (note 15)
Restricted Class A common shares, phantom share units, stock appreciation rights, restricted stock units and performance stock units	6,228								2							6,226
Restricted Class A common shares, phantom share units, stock appreciation rights, restricted stock units and performance stock units, shares		164,235
Other share-based compensation	5,772								4							7,139						(1,371)
Other share-based compensation, shares		446,643
Common shares repurchased, including related expenses	(8,269)								(6)							(8,263)
Common stock repurchased including related expenses, shares		(564,270)
Preferred shares redeemed, including related expenses	(333,074)										(133)					(332,941)
Preferred shares redeemed, including related expenses, shares			(13,321,774)
Treasury shares, value	(11)														(11)
Treasury shares		(2,539)
Balance at Dec. 31, 2016	1,747,249								1,057		328				(367)	2,580,274						(807,496)		(26,547)
Balance, shares at Dec. 31, 2016		105,722,646		4,981,029	5,370,600	5,600,000	7,800,000	9,000,000
Net earnings (loss)	175,237																					175,237
Other comprehensive income	2,859																							2,859
Shares issued, value	2,957	$ 121,348								$ 196	1					2,956	$ 121,152
Shares issued, shares		19,550,000		49,835	45,337		800	25,105
Fees and expenses in connection with issuance of common and preferred shares	(2,649)															(2,649)
Dividends on Class A common shares	(83,615)																					(83,615)
Dividends on preferred shares	(64,416)																					(64,416)
Shares issued through dividend reinvestment program	21,785								33							21,752
Shares issued through dividend reinvestment program, shares		3,300,537
Share-based compensation expense (note 15)
Restricted Class A common shares, phantom share units, stock appreciation rights, restricted stock units and performance stock units	17,320								13							17,307
Restricted Class A common shares, phantom share units, stock appreciation rights, restricted stock units and performance stock units, shares		1,246,604
Other share-based compensation	11,367								18							12,196						(847)
Other share-based compensation, shares		1,846,892
Treasury shares, value	(10)														(10)
Treasury shares		(2,578)
Balance at Dec. 31, 2017	$ 1,949,432								$ 1,317		$ 329				$ (377)	$ 2,752,988						$ (781,137)		$ (23,688)
Balance, shares at Dec. 31, 2017		131,664,101		5,030,864	5,415,937	5,600,000	7,800,800	9,025,105